PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation	$ 110,212	$ 251,878